UNITED  STATES
     SECURITIES  AND  EXCHANGE  COMMISSION
     WASHINGTON,  D.C.  20549

     FORM  24F-2

     ANNUAL  NOTICE  OF  SECURITIES  SOLD
     PURSUANT  TO  RULE  24F-2

     Read  instructions  at  end  of  form  before  preparing  form.

1.Name  and  address  of  issuer:  Mercury  Funds,  Inc.
                                   (Mercury  Select  Growth Fund)
                                   800  Scudders  Mill Road
                                   Plainsboro,  NJ  08536

2.The  name  of each series or class of securities for which this Form is filed  (If  the  Form is being filed for all series and classes of securities of
the  issuer,  check the box but do not list series or classes.)       [x]

Mercury Select Growth Fund is a series of Mercury Funds, Inc. There are other series of Mercury Funds, Inc. The offering of each series is separately registered under the Securities Act of 1933. Therefore, separate Forms 24f-2 will be filed for each series. This Form is being filed for all classes of shares of the Mercury Select Growth Fund.


3.       Investment  Company  Act  File  Number:   811-08797

         Securities  Act  File  Number:            333-32242

4(a).  Last  day  of  fiscal year for which this Form is filed: September 30,
                                                           2000

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
       (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the Issuer will be filing this Form.

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5.     Calculation  of  registration  fee:

     (1)  Aggregate  sale  price  of  securities  sold  during  the  fiscal year
          pursuant  to  section  24(f):          $64,883,842

     (2)  Aggregate  price  of  securities  redeemed  or  repurchased during the
          fiscal  year:                          $37,645,314

     (3) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:                             $0

     (4)  Total  available  redemption  credits  [add  Items  5(ii)  and  5(iii)
                                                 -$37,645,314

     (5)  Net  sales  -  If  Item 5(i) is greater than Item 5(iv) [subtract Item
          5(iv)  from  Item  5(i)]:              $27,238,528

     (6) Redemption credits available for use in future yeas-if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                 $(  )

     (7)  Multiplier  for  determining  registration  fee (See Instruction C.9):
                                                 X  .00025

     (8)  Registration  fee  due [multiply Item 5(v) by Item 5 (vii)] (enter "0"
          if  no  fee  is  due):                 = $6,809.63

 6.  Prepaid  Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:__.If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__.

7.  Interest due - if this Form is being filed more than 90 days after the end
    of  the  Issuer's  fiscal  year  (see  Instruction  D):    =$0

8.  Total of the amount of the registration fee due plus any interest due [line
    5  (viii)  plus  line  7]:                   = $6,809.63

    Date the registration fee and any interest payment sent to the Commission's lockbox depository: December 28, 2000

9.  Method  of  Delivery:

        [x ]  Wire  Transfer
        [  ]  Mail  or  other  means

     SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By  (Signature  and  Title)1             /s/ Donald C. Burke
                                                Donald  C.  Burke
                                        Vice  President  and  Treasurer

     Date  December 28, 2000


1 Please print the  name and title of the signing officer below the signature.